Risks and concentration - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Risks and Concentration
Cash and cash equivalents		$ 49,189	¥ 320,039	$ 42,247	¥ 274,873	¥ 46,873	¥ 209,774
Time deposits		31,148	202,659		372,150
Short-term investment		$ 15,481	100,722
Hong Kong
Risks and Concentration
Maximum limit up to which deposits are protected by DPS | $	$ 500
China
Risks and Concentration
Maximum limit up to which deposits are protected by DIS			500
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash and cash equivalents			59,663		23,912
Cash and cash equivalents | Geographic concentration risk | China
Risks and Concentration
Cash and cash equivalents			178,116		233,495
Time deposits | Geographic concentration risk | China
Risks and Concentration
Time deposits			202,659		372,150
Short-term investment | Geographic concentration risk | China
Risks and Concentration
Short-term investment			¥ 100,722		¥ 0